Opportunistic Credit Interval Fund

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (91.43%)

Consumer Discretionary (8.11%)
Global Integrated Flooring Systems Inc., First Lien Term Loan(a)(b)	11.99%	3M US L + 8.25%	02/15/2023	$1,336,806	$676,825
Global Integrated Flooring Systems Inc., Revolver(a)(b)	12.63%	1M US L + 8.25%	02/15/2023	11,905	6,027
Shock Doctor Sports Inc., First Lien Term Loan(a)(b)	9.37%	3M SOFR + 5.00%	05/14/2024	99,750	98,134
					780,986
Consumer Staples (1.03%)
Patriot Pickle, Inc., First Lien Term Loan(a)(b)	9.23%	3M SOFR + 4.50%	04/13/2027	99,748	99,000

Financials (32.41%)
Fortis Payment Systems, LLC, Delayed Draw Term Loan(a)(b)	9.93%	3M US L + 5.25%	02/13/2026	47,139	46,611
Fortis Payment Systems, LLC, First Lien Term Loan(a)(b)	9.93%	3M US L + 5.25%	02/13/2026	52,607	52,018
Grindr Capital LLC, Delayed Draw Term Loan(a)(b)	12.52%	3M SOFR + 8.00%	11/14/2027	1,750,000	1,739,150
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan(a)(b)(g)	14.34%	3M SOFR + 7.50%, 2.00% PIK, 1.00% Floor	12/21/2023	1,254,113	987,614
HDC / HW Intermediate Holdings, LLC, Revolver(a)(b)(g)	14.34%	3M SOFR + 7.50%, 2.00% PIK, 1.00% Floor	12/21/2023	128,792	101,424
PEAK Technology Partners, Inc., First Lien Term Loan(a)(b)	10.45%	3M SOFR + 6.40%	07/22/2027	100,000	97,140
Source Advisors, LLC, First Lien Term Loan(a)(b)	9.59%	3M SOFR + 4.75%	04/06/2028	99,750	97,506
					3,121,463
Health Care (2.04%)
Aspen Surgical, Inc., First Lien Term Loan(a)(b)	7.68%	3M SOFR + 5.00%, 1.00% Floor	08/01/2025	99,749	97,625
Global Nephrology Solutions, LLC, First Lien Term Loan(a)(b)	10.48%	3M US L + 5.75%, 1.00% Floor	12/22/2026	99,889	98,730
					196,355
Industrials (8.76%)
Accordion Partners, LLC, Delayed Draw Term Loan A(a)(c)	–%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	–	(136)
Accordion Partners, LLC, Delayed Draw Term Loan B(a)(c)	–%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	–	(171)
Accordion Partners, LLC, First Lien Term Loan A(a)(b)	10.83%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	83,577	82,014
CIM Sense, LLC, Delayed Draw Term Loan(a)(b)	9.92%	3M SOFR + 5.50%, 1.00% Floor	12/17/2026	55,354	52,520
CIM Sense, LLC, First Lien Term Loan(a)(b)	9.92%	3M SOFR + 5.50%, 1.00% Floor	12/17/2026	44,438	42,163

	Coupon	Reference Rate & Spread	Maturity	Principal/Shares	Value
Dentive LLC, Delayed Draw Term Loan(a)(c)	–%	1M SOFR + 7.00%, 0.75% Floor	12/26/2028	$–	$(1,782)
Dentive LLC, First Lien Term Loan(a)(b)	11.53%	1M SOFR + 7.00%, 0.75% Floor	12/26/2028	241,237	234,000
Material Handling Systems, Inc., First Lien Term Loan(b)	10.08%	3M SOFR + 5.50%	06/08/2029	500,000	435,000
					843,608
Information Technology (9.72%)
Kofax, Inc., First Lien Term Loan(b)	9.80%	6M SOFR + 5.00%	07/19/2029	500,000	457,875
Neptune Bidco US Inc., First Lien Term Loan(b)	8.82%	3M SOFR + 5.50%	04/11/2029	425,000	380,908
Smartdata Solutions, LLC, First Lien Term Loan(a)(b)	8.92%	6M US L + 4.75%	09/30/2027	99,748	97,255
					936,038
Technology (29.36%)
Alegeus Technologies Holdings Corp., First Lien Term Loan(b)	10.95%	3M US L + 8.25%	09/05/2024	365,000	357,335
Athos Merger Sub LLC, First Lien Term Loan, First Lien Term Loan(b)	9.38%	1M US L + 5.00%	07/31/2026	600,000	583,032
Dcert Buyer, Inc., First Lien Term Loan, First Lien Term Loan(b)	8.70%	6M SOFR + 4.00%	10/16/2026	390,000	377,604
Heads Up Technology, LLC, First Lien Term Loan(a)(b)	10.14%	3M SOFR + 5.50%	08/10/2028	100,000	98,750
Help Systems Holdings, Inc., First Lien Term Loan(b)	8.19%	3M SOFR + 4.00%, 0.75% Floor	11/30/2026	410,000	370,742
Ivanti Software, Inc., First Lien Term Loan(b)	9.01%	3M US L + 4.25%, 0.75% Floor	12/01/2027	475,000	378,269
VeriFone Systems, Inc., First Lien Term Loan(b)	8.36%	3M US L + 4.00%	08/20/2025	375,000	345,529
Vision Solutions, Inc., First Lien Term Loan(b)	8.36%	3M US L + 4.00%, 0.75% Floor	04/24/2028	380,000	315,685
					2,826,946
TOTAL BANK LOANS
(Cost $7,552,519)					8,804,396

JOINT VENTURE (0.84%)

Great Lakes Funding II LLC, Series A(c)(d)(e)(h)				82,871	80,574

TOTAL JOINT VENTURE
(Cost $82,871)					80,574

SHORT-TERM INVESTMENT (33.66%)
First American Government Obligations Fund, 4.09%(f)				3,241,890	3,241,890

TOTAL SHORT-TERM INVESTMENT
(Cost $3,241,890)					3,241,890

INVESTMENTS, AT VALUE (125.93%)
(Cost $10,877,280)					$12,126,860

Other Liabilities In Excess Of Other Assets (-25.93%)					(2,497,000)

NET ASSETS (100.00%)					$9,629,860

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

PIK – Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%

3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%

6M US L - 6 Month LIBOR as of December 31, 2022 was 5.14%

1M SOFR - 1 Month SOFR as of December 31, 2022 was 4.36%

3M SOFR - 3 Month SOFR as of December 31, 2022 was 4.59%

6M SOFR - 6 Month SOFR as of December 31, 2022 was 4.78%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this commitment was unfunded as of December 31, 2022.

(d)	Restricted security. See chart below.

(e)	During the period ended December 31, 2022, the Fund invested $27,422 in Great Lakes Funding II LLC, Series A and reported change in unrealized depreciation of $750 on Great Lakes Funding II LLC, Series A. During the period ended December 31, 2022, the Fund received dividend distributions of $2,702 from Great Lakes Funding II LLC, Series A.

(f)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2022.

(g)	Payment in kind security which may pay interest in additional par.
(h)	Affiliate company.

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2022
Great Lakes Funding II LLC, Series A	$80,574	N/A	N/A	$16,077
Total	$80,574			$16,077

Unfunded Commitments:

Security	Value	Maturity Date	Unfunded Commitments as of December 31, 2022
Accordion Partners, LLC, Delayed Draw Term Loan A	$(136)	8/29/2029	$7,299
Accordion Partners, LLC, Delayed Draw Term Loan B	(171)	8/29/2029	9,124
Dentive LLC, Delayed Draw Term Loan	(1,782)	12/26/2028	118,763
Total	$(2,089)		$135,186
Total Unfunded Commitments			$151,263

Security determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
08/05/2022	Great Lakes Funding II LLC, Series A	$82,871	$80,574	0.84%